LONG-TERM INVESTMENTS (Details) (Parenthetical) - USD ($)		12 Months Ended
		Feb. 29, 2016		Feb. 28, 2015		Feb. 28, 2014	Dec. 31, 2015	Oct. 31, 2014	Jul. 31, 2014
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Total		$ 7,503,944		$ 0		$ 0
Phoenix E-Learning Corporation [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage							32.00%
Equity Method Investments		29,742,696	[1]	0	[1]		$ 30,000,000
Minerva Project Inc [Member]
Schedule of Investments [Line Items]
Cost Method Investments		18,000,003	[2]	18,000,003	[2]			$ 18,000,003
An Online Community Service Company [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage									20.00%
Equity Method Investments	[3]	0		$ 6,143,722
Other than Temporary Impairment Losses, Investments, Total		$ 5,622,221

[1]	In December 2015, the Group invested $30,000,000 to acquire 32% equity interest of Phoenix E-Learning Corporation, which operates zxxk.com, an online educational platform serving the public school system in China. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. The Group accounts for its investment in Phoenix E-Learning Corporation on a one quarter lag basis as the financial statements of this investee cannot be made available within a reasonable time period.
[2]	In October 2014, the Group acquired certain equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 29, 2016, no impairment loss was recorded in regard to the investment.
[3]	In July 2014, the Group acquired 20% of equity interest of an online community service company through investment in its common shares and accounted for the investment using equity method. The Group recognized an impairment loss of $5,622,221 for the year ended February 29, 2016 after picking up losses from this investment.